Capital management (Capital management) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital management [abstract]
Current portion of long-term debt	$ 0	$ 285,707,000
Long-term debt	996,348,000	995,583,000
Cash and cash equivalents	(1,114,860,000)	(600,462,000)	$ (566,809,000)
Short-term investments	(99,603,000)	0
Net debt	(218,115,000)	680,828,000
Non-controlling interest	15,000	26,000
Shareholders' equity	6,903,363,000	6,364,307,000
Total equity	6,903,378,000	6,364,333,000	$ 6,094,309,000
Total capital	$ 6,685,263,000	$ 7,045,161,000